Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of UCLOUDLINK GROUP INC. and its subsidiaries (the “Group”) as of December 31, 2023 and 2024, the related consolidated statements of comprehensive income/loss, changes in shareholders’ equity and cash flows for the years ended December 31, 2022, 2023 and 2024, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Group as of December 31, 2023 and 2024, and the consolidated results of its operations and its cash flows for the years ended December 31, 2022, 2023 and 2024 in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).